Segment Reporting - Segment Information (Details) $ in Thousands	3 Months Ended
	Mar. 31, 2019 USD ($) area	Mar. 31, 2018 USD ($)	Jan. 01, 2019 USD ($)	Dec. 31, 2018 USD ($)
Segment reporting
Revenue from external customers	$ 52,168	$ 52,337
Adjusted (LBIT)/EBIT	(36,323)	(24,930)
Interest income	1,676	1,266
Equity in earnings of equity investees, net of tax	17,110	15,030
Operating (loss)/profit	(17,537)	(8,634)
Interest expense	260	206
Income tax expense	1,309	1,565
Net loss attributable to the Company	(19,885)	(11,730)
Depreciation/amortization	1,205	834
Additions to non-current assets (other than financial instruments and deferred tax assets)	1,277	1,071
Segment information
Total assets	539,297			$ 532,118
Property, plant and equipment	17,036			16,616
Right-of-use assets	5,176		$ 5,747
Leasehold land	1,196			1,174
Goodwill	3,259			3,186
Other intangible asset	340			347
Investments in equity investees	158,927			138,318
Innovation Platform
Segment reporting
Revenue from external customers	$ 5,778	7,417
Commercial Platform
Segment reporting
Number of core business areas | area	2
Revenue from external customers	$ 46,390	44,920
Reportable segment | Innovation Platform | Drug R&D | PRC
Segment reporting
Revenue from external customers	5,778	7,417
Adjusted (LBIT)/EBIT	(32,318)	(24,427)
Interest income	99	20
Equity in earnings of equity investees, net of tax	70	(1,089)
Operating (loss)/profit	(32,149)	(25,496)
Income tax expense	47	9
Net loss attributable to the Company	(32,117)	(25,444)
Depreciation/amortization	1,097	782
Additions to non-current assets (other than financial instruments and deferred tax assets)	1,136	1,059
Segment information
Total assets	77,773			100,388
Property, plant and equipment	15,653			15,223
Right-of-use assets	3,274
Leasehold land	1,196			1,174
Investments in equity investees	8,596			8,514
Reportable segment | Commercial Platform
Segment reporting
Revenue from external customers	46,390	44,920
Adjusted (LBIT)/EBIT	1,412	2,673
Interest income	26	27
Equity in earnings of equity investees, net of tax	17,040	16,119
Operating (loss)/profit	18,478	18,819
Interest expense		18
Income tax expense	364	657
Net loss attributable to the Company	17,217	16,779
Depreciation/amortization	68	45
Additions to non-current assets (other than financial instruments and deferred tax assets)	135	10
Segment information
Total assets	226,064			197,483
Property, plant and equipment	752			693
Right-of-use assets	596
Goodwill	3,259			3,186
Other intangible asset	340			347
Investments in equity investees	150,331			129,804
Reportable segment | Commercial Platform | Prescription Drugs | PRC
Segment reporting
Revenue from external customers	37,849	35,471
Adjusted (LBIT)/EBIT	775	1,648
Interest income	14	10
Equity in earnings of equity investees, net of tax	14,049	13,314
Operating (loss)/profit	14,838	14,972
Income tax expense	228	445
Net loss attributable to the Company	14,321	13,933
Depreciation/amortization	40	34
Additions to non-current assets (other than financial instruments and deferred tax assets)	129	3
Segment information
Total assets	144,381			118,445
Property, plant and equipment	315			204
Right-of-use assets	32
Goodwill	2,852			2,779
Other intangible asset	340			347
Investments in equity investees	84,737			68,812
Reportable segment | Commercial Platform | Consumer Health | PRC
Segment reporting
Revenue from external customers	3,342	3,438
Adjusted (LBIT)/EBIT	271	392
Interest income	11	3
Equity in earnings of equity investees, net of tax	2,991	2,805
Operating (loss)/profit	3,273	3,200
Income tax expense	93	108
Net loss attributable to the Company	2,761	2,585
Depreciation/amortization	6	6
Additions to non-current assets (other than financial instruments and deferred tax assets)	6	7
Segment information
Total assets	71,260			67,352
Property, plant and equipment	73			71
Right-of-use assets	44
Goodwill	407			407
Investments in equity investees	65,594			60,992
Reportable segment | Commercial Platform | Consumer Health | Hong Kong
Segment reporting
Revenue from external customers	5,199	6,011
Adjusted (LBIT)/EBIT	366	633
Interest income	1	14
Operating (loss)/profit	367	647
Interest expense		18
Income tax expense	43	104
Net loss attributable to the Company	135	261
Depreciation/amortization	22	5
Segment information
Total assets	10,423			11,686
Property, plant and equipment	364			418
Right-of-use assets	520
Unallocated
Segment reporting
Adjusted (LBIT)/EBIT	(5,417)	(3,176)
Interest income	1,551	1,219
Operating (loss)/profit	(3,866)	(1,957)
Interest expense	260	188
Income tax expense	898	899
Net loss attributable to the Company	(4,985)	(3,065)
Depreciation/amortization	40	7
Additions to non-current assets (other than financial instruments and deferred tax assets)	6	$ 2
Segment information
Total assets	235,460			234,247
Property, plant and equipment	631			$ 700
Right-of-use assets	$ 1,306